          INVESTING
          FOR THE
[LOGO]    21ST
          CENTURY-Registered Trademark-




[PICTURE]
SEMIANNUAL REPORT JUNE 30, 2000


                                  EATON VANCE
                                    COMBINED
                                     MONEY                 CASH MANAGEMENT FUND
                                  MARKET FUNDS
                                     REPORT


                                                              LIQUID ASSETS FUND

                                        75 YEARS OF EXCELLENCE
                                          EATON  75TH  VANCE
                                              ANNIVERSARY

                                                               MONEY MARKET FUND

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000
--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

[PHOTO]

MICHAEL B. TERRY
PORTFOLIO MANAGER

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
- In response to a strong economy and signs of rising inflation, the Federal Reserve Board raised the Federal Funds rate, a key barometer of short-term interest rates, on six occasions in the past 13 months. The Fed has been especially concerned that rising labor costs and increased demand, despite improvements in productivity, could lead to higher inflation.

- There is evidence that the Fed's rate hikes are starting to have the desired effect of producing a "soft landing" for the economy. Interest rate-sensitive sectors of the economy, especially housing and construction, have slowed significantly. Although still healthy, consumer spending has cooled off.

- Recent inflation indicators have been favorable. Wage gains, a source of concern in a tight labor market, showed little movement in May. Increases in the Producer Price Index and the Consumer Price Index have been benign, and the number of manufacturers experiencing price increases from suppliers dropped off sharply.

- The actions of the Federal Reserve Bank caused short-term yields to reach their highest levels since the early 1990s (see chart at right). With uncertainty and volatility in the equity and bond markets, many investors were able to benefit from the relative stability provided by money market instruments.

THE CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

- The Portfolio, in which Cash Management Fund, Liquid Assets Fund, and Money Market Fund invest, consists of only high-quality securities.(1)

- Commercial paper, a liquid investment commonly held by money market funds, accounted for 69.4% of the Portfolio's holdings as of June 30, 2000.(2) Each of the commercial paper holdings has received the top credit rating by at least two of the nationally recognized statistical rating organizations.

- The remaining 30.6% of the Portfolio was invested in U.S. Federal Agency obligations at June 30, 2000,(2) which are not officially rated but are generally considered to be of high credit quality.(1)

- The Portfolio's average maturity typically ranged from 22 and 39 days.


                    60-Day Commercial Paper Rates in 2000*

                                    [GRAPH]
   [PLOT POINTS TO COME]



(1) An investment in one of the Funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

(2) Portfolio weightings subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000

                                     CASH          LIQUID        MONEY
                                MANAGEMENT FUND  ASSETS FUND  MARKET FUND
-------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------
Investment in Cash Management
   Portfolio at value            $110,352,117    $2,610,936   $63,781,107
Receivable for Fund shares
   sold                            23,804,224            --       199,103
Receivable from the
   Administrator                           --            --           338
-------------------------------------------------------------------------
TOTAL ASSETS                     $134,156,341    $2,610,936   $63,980,548
-------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------
Payable for Fund shares
   redeemed                      $  1,471,839    $   51,846   $ 9,037,624
Dividends payable                     226,212         2,833       115,048
Payable to affiliate for
   Trustees' fees                       1,122            --           561
Payable to affiliate for
   service fees                            --            --           215
Accrued expenses                       41,347        16,570         8,967
-------------------------------------------------------------------------
TOTAL LIABILITIES                $  1,740,520    $   71,249   $ 9,162,415
-------------------------------------------------------------------------
NET ASSETS (REPRESENTED BY
   PAID-IN-CAPITAL)              $132,415,821    $2,539,687   $54,818,133
-------------------------------------------------------------------------

Shares of Beneficial Interest Outstanding
-------------------------------------------------------------------------
                                  132,415,821     2,539,687    54,818,133
-------------------------------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share (Note 6)
-------------------------------------------------------------------------
(NET ASSETS  DIVIDED BY SHARES
   OF BENEFICIAL INTEREST
   OUTSTANDING)                  $       1.00    $     1.00   $      1.00
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                     CASH          LIQUID        MONEY
                                MANAGEMENT FUND  ASSETS FUND  MARKET FUND
-------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------
Interest allocated from
   Portfolio                      $2,965,308      $112,188    $2,434,138
Expenses allocated from
   Portfolio                        (286,622)      (10,952)     (236,634)
-------------------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $2,678,686      $101,236    $2,197,504
-------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------
Trustees fees and expenses        $    2,135      $     67    $    1,637
Distribution and service fees             --         3,277       327,779
Legal and accounting services          6,734         6,215         7,452
Printing and postage                      --         3,540         4,004
Custodian fee                          3,003         3,050         7,611
Amortization of organization
   expenses                               --            --         1,715
Transfer and dividend
   disbursing agent fees              67,532         4,123        45,148
Registration fees                      3,929        10,698        16,529
Miscellaneous                          7,134         3,728         5,446
-------------------------------------------------------------------------
TOTAL EXPENSES                    $   90,467      $ 34,698    $  417,321
-------------------------------------------------------------------------
Deduct --
   Allocation of expenses to
      the Administrator           $       --      $     --    $      338
-------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $       --      $     --    $      338
-------------------------------------------------------------------------

NET EXPENSES                      $   90,467      $ 34,698    $  416,983
-------------------------------------------------------------------------

NET INVESTMENT INCOME             $2,588,219      $ 66,538    $1,780,521
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                        CASH          LIQUID         MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND  ASSETS FUND   MARKET FUND
------------------------------------------------------------------------------
From operations --
   Net investment income            $   2,588,219   $    66,538  $   1,780,521
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $  (2,588,219)  $   (66,538) $  (1,780,521)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest at
   Net Asset Value of $1.00 per share --
   Proceeds from sale of shares     $ 257,720,024   $        --  $  95,684,448
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared                          1,418,198        39,071      1,285,051
   Cost of shares redeemed           (257,955,658)   (2,603,848)  (139,559,095)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS               $   1,182,564   $(2,564,777) $ (42,589,596)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                           $   1,182,564   $(2,564,777) $ (42,589,596)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period              $ 131,233,257   $ 5,104,464  $  97,407,729
------------------------------------------------------------------------------
AT END OF PERIOD                    $ 132,415,821   $ 2,539,687  $  54,818,133
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

                                        CASH          LIQUID         MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND  ASSETS FUND   MARKET FUND
-------------------------------------------------------------------------------
From operations --
   Net investment income           $    4,878,042   $   230,781  $    1,548,726
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income      $   (4,878,042)  $  (230,781) $   (1,548,726)
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest at
   Net Asset Value of $1.00 per share --
   Proceeds from sale of shares    $  475,718,737   $        --  $  204,567,719
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared                          2,352,688       136,517       1,217,835
   Cost of shares redeemed           (443,082,182)   (3,005,591)   (142,669,365)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM FUND
   SHARE TRANSACTIONS              $   34,989,243   $(2,869,074) $   63,116,189
-------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                          $   34,989,243   $(2,869,074) $   63,116,189
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year               $   96,244,014   $ 7,973,538  $   34,291,540
-------------------------------------------------------------------------------
AT END OF YEAR                     $  131,233,257   $ 5,104,464  $   97,407,729
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              CASH MANAGEMENT FUND
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $  1.000        $1.000      $ 1.000     $1.000      $1.000      $  1.000
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                 $  0.026        $0.044      $ 0.047     $0.048      $0.047      $  0.052
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income            $ (0.026)       $(0.044 )   $(0.047)    $(0.048 )   $(0.047 )   $ (0.052)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $  1.000        $1.000      $ 1.000     $1.000      $1.000      $  1.000
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           2.66%        4.47%         4.78%     4.89%       4.82%          5.35%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $132,416        $131,233    $96,244     $146,743    $151,691    $155,251
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            0.78%(3)     0.79%         0.85%     0.78%       0.74%          0.74%
   Net investment income                  5.35%(3)     4.43%         4.69%     4.79%       4.70%          5.22%
--------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of its Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               LIQUID ASSETS FUND
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.017        $ 0.036     $ 0.041     $ 0.042     $ 0.043     $ 0.051
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income             $(0.017)       $(0.036)    $(0.041)    $(0.042)    $(0.043)    $(0.051)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                           1.63%          3.63%       4.20%       4.29%       4.41%       5.16%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $ 2,540        $ 5,104     $ 7,974     $13,001     $19,910     $34,026
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                            2.48%(3)       1.59%       1.43%       1.35%       1.13%       0.91%
   Net investment income                  3.61%(3)       3.56%       4.14%       4.21%       4.31%       5.11%
--------------------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of its Portfolio's allocated expenses.
 (3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               MONEY MARKET FUND
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996      1995(1)
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment income                  $ 0.022        $ 0.034     $ 0.037     $ 0.038     $ 0.037     $ 0.031
--------------------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------------------
From net investment income             $(0.022)       $(0.034)    $(0.037)    $(0.038)    $(0.037)    $(0.031)
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $ 1.000        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                           2.02%          3.50%       3.75%       3.88%       3.77%       3.17%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $54,818        $97,408     $34,292     $23,809     $31,250     $12,951
Ratios (As a percentage of
   average daily net assets):
   Net expenses(3)                        1.65%(4)       1.71%       1.82%       1.73%       1.73%       1.68%(4)
   Net investment income                  4.50%(4)       3.55%       3.70%       3.83%       3.70%       4.19%(4)
--------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            1.65%(4)       1.71%       1.86%       1.82%       1.76%       1.85%(4)
   Net investment income                  4.50%(4)       3.55%       3.66%       3.74%       3.66%       4.03%(4)
Net investment income per
   share                               $ 0.022        $ 0.034     $ 0.037     $ 0.037     $ 0.037     $ 0.030
--------------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, April 5, 1995, to December 31, 1995.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Cash Management Fund (Cash Management Fund), Eaton Vance Liquid Assets Fund (Liquid Assets Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as amended (1940 Act), as an open-end management investment company. The Liquid Assets Fund is currently closed to new investments.

   The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (62.4% for Cash Management Fund, 1.5% for Liquid Assets Fund and 36.1% for Money Market Fund at June 30, 2000). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999 Liquid Assets Fund, for federal income tax purposes, had a capital loss carryover of $6,674 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2001.

 D Deferred Organization Expenses -- Costs incurred by the Money Market Fund in connection with its organization, including registration costs, were amortized on the straight-line basis over five years and are fully amortized at June 30, 2000.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At June 30, 2000, the Funds' Principal Underwriter owned 18% of the shares of Cash Management Fund.

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the six months ended June 30, 2000, $338 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   Money Market Fund and Liquid Assets Fund have in effect distribution plans (individually the Plan and collectively the Plans) pursuant to Rule 12b-1 under the 1940 Act. The Plan for Money Market Fund requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Plan for Liquid Assets Fund does not provide for annual payments to EVD for providing such services and facilities, however, the Plan does require the Fund to calculate outstanding Uncovered Distribution Charges. Each Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% (5% for Liquid Assets Fund) of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the six months ended June 30, 2000, Money Market Fund paid $296,617 to EVD, representing 0.75% (annualized) of the Fund's average daily net assets. At June 30, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for Money Market Fund and Liquid Assets Fund were approximately $6,725,000 and $2,692,000, respectively.

   The Plans authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of each Fund's average daily net assets. The Trustees implemented the Plans by authorizing the Funds to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% (0.25% for Liquid Assets Fund) per annum of each Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the six months ended June 30, 2000, Money Market Fund and Liquid Assets Fund paid service fees to EVD and investment dealers in the amount of $31,162 and $3,277 respectively. Service fee payments are made for personal services and/or maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers of the above organization.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of shares from either Money Market Fund or Liquid Assets Fund made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Funds' Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the respective Funds. The Fund was informed that EVD received approximately $412,000 and $2,000 of CDSC paid by shareholders for the six months ended June 30, 2000 for the Money Market Fund and Liquid Assets
   Fund, respectively.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Funds' investment in the Portfolio for the six months ended June 30, 2000 were as follows:

    CASH MANAGEMENT FUND
    ------------------------------------------------------
    Increases                                 $236,280,795
    Decreases                                  259,245,311

    LIQUID ASSETS FUND
    ------------------------------------------------------
    Increases                                 $      6,479
    Decreases                                    2,624,504

    MONEY MARKET FUND
    ------------------------------------------------------
    Increases                                 $ 96,203,636
    Decreases                                  131,812,230

8 Subsequent Event
-------------------------------------------
   Liquid Assets Fund terminated operations on July 31, 2000.

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMERCIAL PAPER -- 69.4%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Automotive -- 3.7%
------------------------------------------------------------------------
    $3,295        Ford Motor Credit Co., 6.54%, 7/7/00      $  3,291,408
     1,500        General Motors Acceptance Corp.,
                  6.52%, 7/3/00                                1,499,457
     1,700        General Motors Acceptance Corp.,
                  6.62%, 8/4/00                                1,689,371
------------------------------------------------------------------------
                                                            $  6,480,236
------------------------------------------------------------------------
Banking and Finance -- 17.3%
------------------------------------------------------------------------
    $3,000        American Express Credit Corp.,
                  6.52%, 8/9/00                             $  2,978,810
     3,000        Asset Securitization Coop. Corp.,
                  6.55%, 8/16/00(1)                            2,974,892
     1,765        Asset Securitization Coop. Corp.,
                  6.55%, 8/15/00(1)                            1,750,549
     2,193        Associates Corp. of North America,
                  6.55%, 8/22/00                               2,172,252
     5,000        CIESCO L.P., 6.53%, 8/7/00                   4,966,443
     3,400        CIT Group Holdings, Inc.,
                  6.60%, 7/31/00                               3,381,300
     3,000        Corporate Asset Funding Co.,
                  6.58%, 7/20/00(1)                            2,989,582
     3,000        Corporate Receivables Corp.,
                  6.57%, 8/23/00(1)                            2,970,982
     3,460        Delaware Funding Corp.,
                  6.68%, 7/18/00(1)                            3,449,086
     1,240        Norwest Financial, Inc., 6.54%, 8/14/00      1,230,088
     1,685        Norwest Financial, Inc., 6.57%, 7/5/00       1,683,770
------------------------------------------------------------------------
                                                            $ 30,547,754
------------------------------------------------------------------------
Chemicals -- 1.4%
------------------------------------------------------------------------
    $2,130        E.I. duPont de Nemours & Co.,
                  6.10%, 7/6/00                             $  2,128,196
       409        E.I. duPont de Nemours & Co.,
                  6.15%, 7/6/00                                  408,651
------------------------------------------------------------------------
                                                            $  2,536,847
------------------------------------------------------------------------
Credit Unions -- 2.8%
------------------------------------------------------------------------
    $2,324        Mid-States Corp. Federal Credit Union,
                  6.55%, 7/10/00                            $  2,320,194
     2,560        Mid-States Corp. Federal Credit Union,
                  6.57%, 8/14/00                               2,539,443
------------------------------------------------------------------------
                                                            $  4,859,637
------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

Electric Utilities -- 5.6%
------------------------------------------------------------------------
    $3,450        National Rural Utilities Coop. Finance
                  Corp., 6.52%, 8/21/00                     $  3,418,133
     3,550        Potomac Electric Power Co.,
                  6.58%, 8/3/00                                3,528,588
     3,000        TECO Finance, Inc., 6.55%, 8/14/00(1)        2,975,983
------------------------------------------------------------------------
                                                            $  9,922,704
------------------------------------------------------------------------
Electrical and Electronic Equipment -- 5.0%
------------------------------------------------------------------------
    $1,790        General Electric Capital Corp.,
                  6.52%, 8/22/00                            $  1,773,142
     3,000        General Electric Capital Corp.,
                  6.55%, 8/11/00                               2,977,621
     1,165        General Electric Capital Corp.,
                  6.58%, 9/12/00                               1,149,456
     3,000        Panasonic Finance America,
                  6.95%, 7/5/00(1)                             2,997,683
------------------------------------------------------------------------
                                                            $  8,897,902
------------------------------------------------------------------------
Food and Beverages -- 1.8%
------------------------------------------------------------------------
    $1,743        Coca-Cola Co., 6.52%, 8/4/00              $  1,732,267
     1,450        H.J. Heinz Co., 6.50%, 7/27/00               1,443,193
------------------------------------------------------------------------
                                                            $  3,175,460
------------------------------------------------------------------------
Household Products -- 3.1%
------------------------------------------------------------------------
    $3,500        Procter & Gamble Co., 6.50%, 7/31/00      $  3,481,042
     2,000        Unilever Capital Corp.,
                  6.45%, 7/11/00(1)                            1,996,416
------------------------------------------------------------------------
                                                            $  5,477,458
------------------------------------------------------------------------
Insurance -- 12.4%
------------------------------------------------------------------------
    $1,900        A.I. Credit Corp., 6.50%, 7/17/00         $  1,894,511
     3,000        AIG Funding Inc., 6.54%, 7/25/00             2,986,920
     2,000        American General Corp., 6.53%, 7/28/00       1,990,205
     2,000        American General Finance Corp.,
                  6.55%, 8/18/00                               1,982,533
     3,000        Marsh & McLennan Cos.,
                  Inc., 6.85%, 7/11/00(1)                      2,994,292
     3,000        Prudential Funding Corp.,
                  6.59%, 7/21/00                               2,989,017
       400        Prudential Funding Corp.,
                  6.57%, 7/21/00                                 398,540
       985        Transamerica Finance Corp.,
                  6.52%, 7/7/00                                  983,930
       759        Transamerica Finance Corp.,
                  6.70%, 7/26/00                                 755,469
     1,800        USAA Capital Corp., 6.60%, 8/15/00           1,785,150
     3,148        USAA Capital Corp., 6.06%, 7/14/00           3,141,111
------------------------------------------------------------------------
                                                            $ 21,901,678
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
Oil -- 1.3%
------------------------------------------------------------------------
    $2,310        Exxon Imperial U.S., Inc.,
                  6.50%, 7/24/00(1)                         $  2,300,407
------------------------------------------------------------------------
                                                            $  2,300,407
------------------------------------------------------------------------
Pharmaceutical -- 3.9%
------------------------------------------------------------------------
    $2,000        Pfizer, Inc., 6.48%, 7/13/00(1)           $  1,995,680
     5,000        Schering Corp., 6.58%, 8/29/00               4,946,081
------------------------------------------------------------------------
                                                            $  6,941,761
------------------------------------------------------------------------
Publishing -- 1.7%
------------------------------------------------------------------------
    $3,000        McGraw-Hill Co., Inc., 6.61%, 8/2/00      $  2,982,373
------------------------------------------------------------------------
                                                            $  2,982,373
------------------------------------------------------------------------
Telecommunications -- 8.0%
------------------------------------------------------------------------
    $1,000        AT&T Corp., 6.57%, 9/8/00                 $    987,407
     1,905        AT&T Corp., 6.60%, 8/18/00                   1,888,236
     3,370        BellSouth Telecommunications, Inc.,
                  6.52%, 8/28/00                               3,334,600
     2,000        BellSouth Telecommunications, Inc.,
                  6.55%, 8/15/00                               1,983,625
     3,000        Motorola, Inc., 6.57%, 7/26/00               2,986,312
     3,000        SBC Communications, Inc.,
                  6.56%, 7/19/00(1)                            2,990,160
------------------------------------------------------------------------
                                                            $ 14,170,340
------------------------------------------------------------------------
Transportation -- 1.4%
------------------------------------------------------------------------
    $2,550        United Parcel Service of America,
                  6.46%, 7/10/00                            $  2,545,882
------------------------------------------------------------------------
                                                            $  2,545,882
------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $122,740,439)                           $122,740,439
------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 30.6%

PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------

    $3,266        FFCB Discount Notes, 6.47%, 8/2/00        $  3,247,217
     2,300        FHLB Discount Notes, 6.42%, 8/16/00          2,281,132
     1,700        FHLB Discount Notes, 6.42%, 8/25/00          1,683,326
     3,000        FHLMC Discount Notes, 6.44%, 7/18/00         2,990,877
     5,000        FHLMC Discount Notes, 6.435%, 8/1/00         4,972,294
PRINCIPAL
AMOUNT
(000'S OMITTED)   SECURITY                                  VALUE
------------------------------------------------------------------------
    $3,830        FHLMC Discount Notes, 6.45%, 8/3/00       $  3,807,355
     5,000        FHLMC Discount Notes, 6.54%, 8/17/00         4,957,308
     5,000        FHLMC Discount Notes, 6.53%, 8/24/00         4,951,025
     1,600        FNMA Discount Notes, 6.37%, 7/12/00          1,596,886
     5,000        FNMA Discount Notes, 6.41%, 8/8/00           4,966,169
     5,865        FNMA Discount Notes, 6.53%, 8/10/00          5,822,446
     2,943        FNMA Discount Notes, 6.52%, 8/17/00          2,917,948
     5,000        FNMA Discount Notes, 6.54%, 8/31/00          4,944,592
     5,000        FNMA Discount Notes, 6.465%, 9/7/00          4,938,942
------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost $54,077,517)                            $ 54,077,517
------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $176,817,956)                           $176,817,956(2)
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                    $    (50,361)
------------------------------------------------------------------------
Net Assets -- 100.0%                                        $176,767,595
------------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FHLB - Federal Home Loan Bank

 FNMA - Federal National Mortgage Association (Fannie Mae)

 FFCB - Federal Farm Credit Bank

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for Federal Income tax purposes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value                     $176,817,956
Cash                                                75
------------------------------------------------------
TOTAL ASSETS                              $176,818,031
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      5,618
Accrued expenses                                44,818
------------------------------------------------------
TOTAL LIABILITIES                         $     50,436
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $176,767,595
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $176,767,595
------------------------------------------------------
TOTAL                                     $176,767,595
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
----------------------------------------------------
Interest                                  $5,511,956
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $5,511,956
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  456,300
Trustees' fees and expenses                    8,135
Custodian fee                                 53,884
Legal and accounting services                 15,879
Miscellaneous                                     40
----------------------------------------------------
TOTAL EXPENSES                            $  534,238
----------------------------------------------------

NET INVESTMENT INCOME                     $4,977,718
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      4,977,718  $       7,411,714
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      4,977,718  $       7,411,714
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    332,514,098  $     678,102,808
   Withdrawals                                (393,682,090)      (592,899,074)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (61,167,992) $      85,203,734
-----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $    (56,190,274) $      92,615,448
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $    232,957,869  $     140,342,421
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    176,767,595  $     232,957,869
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                SIX MONTHS ENDED          YEAR ENDED DECEMBER 31,
                                JUNE 30, 2000     ----------------------------------------
                                (UNAUDITED)         1999     1998    1997    1996    1995
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.59%(1)    0.60%  0.61%   0.59%   0.59%   0.60%
   Net investment income                  5.49%(1)    4.60%  4.90%   4.96%   4.83%   5.36%
------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2000, $383 credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $456,300 for the six months ended June 30, 2000. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is

CASH MANAGEMENT PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the six months ended June 30, 2000, exclusive of U.S. Government securities, aggregated $531,872,330 and $527,593,951, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $196,841,199 and $262,709,726, respectively.

EATON VANCE MONEY MARKET FUNDS AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUTUAL FUNDS TRUST

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

CASH MANAGEMENT PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn:  Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122





EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109




--------------------------------------------------------------------------------
      This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
131-8/00                                                                   MMSRC